Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party balances

	As of December 31,
	2019	2018
Accounts receivable
Baotou Zhongzhe Hengtong Technology Co., Ltd. (1)	$180,483	$365,991
Beijing Zhongzhe Yuantong Technology Co., Ltd. (2)	1,419,080	950,850
	$1,599,563	$1,316,841
Due from related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd. (3)	701	1,012
	$701	$1,012

	For the years ended December 31,
	2019	2018
Revenue
Baotou Zhongzhe Hengtong Technology Co., Ltd. (1)	$-	$58,843
Beijing Zhongzhe Yuantong Technology Co., Ltd. (2)	799,137	1,062,078
	$799,137	$1,120,921

(1)	Baotou Zhongzhe Hengtong Technology Co., Ltd. ("Baotou Zhongzhe") is a minority shareholder of HiTek. As of April 16, 2020, Baotou Zhongzhe fully repaid $ 180,483.

(2)	Beijing Zhongzhe Yuantong Technology Co., Ltd. ("Beijing Zhongzhe") and Baotou Zhongzhe (described (1) above) are under common control. As of April 16, 2020, Beijing Zhongzhe repaid $ 34,468.

(3)	Mr. Yin is the director and a minority shareholder of Fengqi (Beijing) Zhineng Technology Co., Ltd.

(4)	As of December 31, 2017, outstanding advances that the Company owed to Mr. Shenping Yin, HiTek's Chairman, was $155,376 and was fully repaid as of December 31, 2018.